SEGMENT REPORTING (Details) - Schedule of Disaggregation of Revenue by Channel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 12,117	$ 7,834
Mass retail
Disaggregation of Revenue [Line Items]
Revenue	6,879	3,318
Specialty, health and other retail
Disaggregation of Revenue [Line Items]
Revenue	689	1,235
Distributors
Disaggregation of Revenue [Line Items]
Revenue	4,036	2,397
E-commerce
Disaggregation of Revenue [Line Items]
Revenue	$ 513	$ 885